Loans Due From Third Parties (Tables)	12 Months Ended
Dec. 31, 2021
Loan Due From Third Parties [Abstract]
Schedule of loans due from third parties
	December 31, 2021	December 31, 2020
Loans due from third parties (1)	$23,790,917	$17,698,084
Less: allowance for credit losses	39,446	27,432
	$23,751,471	$17,670,652

Schedule of allowance for credit losses
	December 31,	December 31,
	2021	2020
Balance at beginning of the year	$27,432	$4,870,838
Reduction due to deconsolidation	-	(4,870,838)
Provisions	12,014	27,432
Balance at end of the year	$39,446	$27,432